SEMIANNUAL
                                       REPORT
                          NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------
SEEKING TO BUILD WEALTH FOR LONG-TERM INVESTORS.

                                                  SIX MONTHS ENDED JUNE 30, 2001
                                                                     (UNAUDITED)

                                                                          (LOGO)
                                                                   NEEDHAM FUNDS
                                                               [GRAPHIC OMITTED]

                                                               WWW.NEEDHAMCO.COM

(LOGO)
NEEDHAM FUNDS
[GRAPHIC OMITTED]

Needham Growth Fund
445 Park Avenue
New York, New York 10022-2606

1-800-625-7071
WWW.NEEDHAMCO.COM


Semiannual Report
For the Six Months Ended June 30, 2001
(Unaudited)


CONTENTS

LETTER FROM THE ADVISOR                            1
STATEMENT OF NET ASSETS                            6
SCHEDULE OF SECURITIES SOLD SHORT                 13
STATEMENT OF OPERATIONS                           15
STATEMENTS OF CHANGES IN NET ASSETS               16
FINANCIAL HIGHLIGHTS                              17
NOTES TO FINANCIAL STATEMENTS                     18

--------------------------------------------------------------------------------
Performance
One year ended
June 30, 2001

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1.55%              -14.83%               8.88%                 0.62%

    NEEDHAM           S&P 500 (1)        S&P MIDCAP (2)       RUSSELL 2000 (3)
  GROWTH FUND            INDEX                INDEX                 INDEX

--------------------------------------------------------------------------------
Performance since Inception(4)
through
June 30, 2001
Cumulative

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     379%               116.12%              158.80%               77.39%

    NEEDHAM           S&P 500 (1)        S&P MIDCAP (2)       RUSSELL 2000 (3)
  GROWTH FUND            INDEX                INDEX                 INDEX

--------------------------------------------------------------------------------
Performance since Inception(4)
through
June 30, 2001
Annualized

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    32.94%              15.09%               18.93%                11.02%

    NEEDHAM           S&P 500 (1)        S&P MIDCAP (2)       RUSSELL 2000 (3)
  GROWTH FUND            INDEX                INDEX                 INDEX

----------
1.  S&P 500 STOCK INDEX IS A BROAD UNMANAGED MEASURE OF THE U.S. STOCK MARKET.
2. S&P 400 MIDCAP STOCK INDEX IS A BROAD UNMANAGED MEASURE OF THE U.S. STOCK MARKET.
3. RUSSELL 2000 IS A BROAD UNMANAGED INDEX COMPRISED OF THE SMALLEST 2000 NASDAQ COMPANIES.
4.  THE INCEPTION DATE OF THE FUND WAS 1/1/96.

                                                          SEMIANNUAL REPORT 2001
================================================================================

Dear Shareholders:

We are pleased to report our performance results for the Needham Growth Fund ("NGF" or the "Fund"), NASDAQ symbol NEEGX, for the six month period ended June 30, 2001 ("6 months"), the year ended June 30, 2001 ("1 Year"), the three-year period ended June 30, 2001 ("3 Years"), the five-year period ended June 30, 2001 ("5 Years") and since inception on January 1, 1996 ("Since Inception"). Our performance relative to the major indices can be found on page 2.

The Needham Growth Fund has continued to outperform the comparative indices over the 3 and 5 years periods, thanks to our focus on small to mid-cap companies, special valuation situations and our ability to hedge and short. We have also continued to see strong inflows into the Fund with net assets increasing from $76.1 million at December 31, 2000 to $277.7 million at the end of June 2001. Most of the increase in assets is from the investment advisory community as well as corporate pension plans and 401Ks. I believe this occurred from a combination of events; passing the five-year milestone, superior ratings, superior performance, good tax efficiency, lower volatility of returns versus our competition and, most importantly, capital preservation in a bear market.

This is one aspect of the Fund that I have stressed over the last one and a half years. While we are a growth fund, we are acutely aware of our responsibility of managing the Fund to preserve and then grow capital. Hopefully our returns versus our comparable indices and against our competition amply demonstrate our success in this important priority and give you peace of mind. The Fund continues to be rated 5 stars by Morningstar(TM) for three and five years and overall performance. We also continue to receive favorable press and TV coverage for our style, Growth At a Reasonable Price ("GARP"), our structure (a long-short mutual fund) and our results.

NGF seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, NGF targets companies with products or services that are selling or marketing into high-growth markets. These companies normally have earnings growth of at least 15-20%, product and market dominance, and the ability to consolidate their market positions. They may also have a competitive advantage by acquiring and retaining more customers or driving costs down and profits up. NGF also looks for seasoned and motivated managements with incentives to win. Companies with these characteristics sometimes find themselves in a temporary earnings downturn or shortfall or may be in a product transition. This often causes aggressive growth funds and momentum


                               COMPARATIVE INDICES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  1ST QUARTER 2001*            2ND QUARTER 2001*
         RUSSELL (1)
         2000 INDEX                      -6.50%                      14.23%

           S&P (2)
          500 INDEX                     -11.86%                       5.85%

         NASDAQ (3)
       COMPOSITE INDEX                  -25.46%                      17.53%

     MORGAN STANLEY (4)
          HIGH TECH
            INDEX                       -21.50%                      10.59%

           S&P (5)
         HEALTH CARE
            INDEX                       -15.15%                      -1.51%

       BLOOMBERG/ (6)
         BROADCAST &
      CABLE STOCK INDEX                  -3.27%                       8.38%

           S&P (7)
        RETAIL INDEX                     -0.23%                       1.10%

1. THE RUSSELL 2000 IS A BROAD UNMANAGED INDEX COMPRISED OF THE SMALLEST 2000 NASDAQ COMPANIES.
2. THE S&P 500 STOCK INDEX IS A BROAD UNMANAGED MEASURE OF THE U.S. STOCK
   MARKET.
3. THE NASDAQ COMPOSITE INDEX IS A BROAD-BASED CAPITALIZATION-WEIGHTED INDEX OF ALL NASDAQ NATIONAL MARKET & SMALLCAP STOCKS.
4. THE MORGAN STANLEY HIGH TECH INDEX IS AN EQUAL DOLLAR-WEIGHTED INDEX OF 35 STOCKS FROM 9 TECHNOLOGY SUBSECTORS.
5. THE S&P HEALTH CARE INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL STOCKS IN THE S&P 500 THAT ARE IN THE BUSINESS OF HEALTH CARE RELATED PRODUCTS OR SERVICES.
6. THE BLOOMBERG/BROADCASTING & CABLE STOCK INDEX IS A PRICE-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE U.S. BROADCASTING AND CABLE INDUSTRIES.
7. THE S&P RETAIL INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL STOCKS IN THE S&P 500 THAT ARE IN THE RETAIL INDUSTRY.

NEEDHAM GROWTH FUND
================================================================================

investors to sell. At this point, NGF may deem the stock to be reasonably priced to purchase it for long-term capital appreciation. Hence, the discipline called "Growth At a Reasonable Price".

The Federal Reserve (the "Fed") has become the favorite punching bag for Wall Street's economic cognoscenti, as they grapple with the current manufacturing, capital spending and corporate profit recession. There is also a rising concern for the consumers' net worth and his/her ability to continue supporting their current levels of spending. I am not going to comment further on this topic, as there are far more serious trends afoot. As the "Summer of Discontent" draws to an end, what trends do we discern?

First, the 2001 and 2002 S&P earnings forecasts continue to be revised down. With the S&P 500 at 1185 and estimates of $49.38 and $59.68, respectively, this represents Price to Earnings (P/E) multiples of 24.0x and 19.9x, respectively. Not exactly a cheap market! Secondly, there is too much complacency around:
Consumer complacency as he/she continues their profligate spending habits; market complacency as investors try to bottom-tick the stock market and technical indicators convey a sense of optimism; economic complacency as politicians deny that the recession exists; corporate complacency as executives declare inventory write-downs complete and capital spending has bottomed; and finally international currency complacency, possibly the most ugly yet extraneous future event! But, who is the weakest link?

Much has been written during the course of economic history about bubbles(1) and this is certainly a timely topic. The period 1998-2000 will certainly go down in history as the Internet/Telecom bubble. I wrote extensively in my annual report of 1999 on the life cycle and economic impact of bubbles. This Internet/Telecom bubble begat a consumer bubble spurred on by the Fed's aggressive series of interest rate cuts and dramatic injections of liquidity into the banking system. The consumer, who represents two-thirds of the economy, is constantly in denial as indicated by spending and consumer confidence, housing permits, housing starts and sales and, most disturbingly, by the increase in credit card outstandings and the level of household debt. As household net worth declines, the savings rate tends to increase. Therefore, the consumer will sharply reduce his/her spending. Finally, the most dangerous bubble, and therefore the weakest link, is Japan. In the course of their restructuring, Prime Minister Koizumi intends to force the banks to

----------
(1) EXTRAORDINARY POPULAR DELUSIONS AND THE MADNESS OF CROWDS -
      CHARLES MACKAY
    MANIAS, PANICS AND CRASHES: A HISTORY OF FINANCIAL CRASHES -
      CHARLES P. KINDELBERGER
    U.S. INVESTMENT PERSPECTIVES - AUGUST 2001 - MORGAN STANLEY

============================================================================================================================
                                              COMPARATIVE PERFORMANCE STATISTICS

              BENCHMARKS                       6 MONTHS       1 YEAR       3 YEARS (6)     5 YEARS (6)   SINCE INCEPTION (6)
              ----------                       --------       -------      -----------     -----------   -------------------
     Needham Growth Fund (1)                    18.13%          1.55%         35.02% (7)      27.62% (8)        32.94% (9)

     Dow Jones Industrial Average (2)           (1.86%)         2.14%          6.91%          15.47%            15.79%

     S&P 500 Index (3)                          (6.70%)       (14.83%)         3.52%          14.97%            15.09%

     S&P 400 Midcap Index (4)                    0.97%          8.88%         13.75%          19.01%            18.93%

     Russell 2000 Index (5)                      6.81%          0.62%          5.28%          10.13%            11.02%
============================================================================================================================

1. INVESTMENT RESULTS CALCULATED AFTER REINVESTMENT OF DIVIDENDS.
2. THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 BLUE-CHIP STOCKS THAT ARE GENERALLY THE LEADERS IN
   THEIR INDUSTRY.
3. THE S&P 500 STOCK INDEX IS A BROAD UNMANAGED MEASURE OF THE U.S. STOCK MARKET.
4. THE S&P 400 MIDCAP STOCK INDEX IS A BROAD UNMANAGED MEASURE OF THE U.S. STOCK MARKET.
5. THE RUSSELL 2000 IS A BROAD UNMANAGED INDEX COMPRISED OF THE SMALLEST 2000 NASDAQ COMPANIES.
6. COMPOUND ANNUAL GROWTH RATE. ASSUMES ALL DIVIDENDS ARE REINVESTED IN SHARES OF THE FUND.
7. TOTAL RETURN FOR THE THREE YEARS WAS 146.14%, ASSUMING ALL DIVIDENDS WERE REINVESTED IN SHARES OF THE FUND.
8. TOTAL RETURN THE FIVE YEARS WAS 238.53%, ASSUMING ALL DIVIDENDS WERE REINVESTED IN SHARES OF THE FUND.
9. TOTAL RETURN SINCE INCEPTION WAS 379.02%, ASSUMING ALL DIVIDENDS WERE REINVESTED IN SHARES OF THE FUND. THE INCEPTION
   DATE OF THE FUND WAS 1/1/96.

NOTE: THE AVERAGE ANNUAL RETURNS SHOWN ABOVE ARE HISTORICAL AND REFLECT CHANGES IN SHARE PRICE, REINVESTED DIVIDENDS AND ARE
      NET OF EXPENSES. INVESTMENT RESULTS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL VARY. PAST PERFORMANCE NOTED ABOVE
      DOES NOT GUARANTEE FUTURE RESULTS. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
      SINCE INCEPTION, THE FUND'S ADVISER HAS ABSORBED CERTAIN EXPENSES OF THE FUND, WITHOUT WHICH RETURNS WOULD HAVE BEEN
      LOWER.

SEMIANNUAL REPORT 2001
================================================================================

write-off or liquidate their bad debts, forcing many business borrowers to close down, but, more importantly, impairing the banks' equity capital. Without a fiscal stimulus package, this could cause a confidence crisis in the Japanese banks, which are already woefully undercapitalized. As Japan is the leading Asian economy, this will create a domino effect as the other major Asian economies such as China, Korea and Taiwan also stumble. This could lead to wholesale currency devaluations and a confidence crisis. This situation has the earmarkings of the autumn 1998 market crisis with the added impact of Japan today versus Thailand and Russia then.

When you combine third quarter 2001 earnings updates due out in September with potentially weak earnings announcements in October, a technically weak equity market, a financially impaired consumer, a scared investor, and a potential international crisis, you have a recipe for an ugly autumn. My sense is that from this final cleansing will be born a bull market of more moderate proportions than the previous one but no less profitable for the disciplined investor focused on fundamentals and valuation. At the Needham Growth Fund, we have positioned ourselves accordingly (described below).

During the first half of 2001, we harvested significant long-term gains in the technology sector, specifically semiconductors, software and contract manufacturing. We continued taking profits in healthcare where the valuations became too extended for our discipline. We did likewise in specialty retailing in June and continuously through the summer. On the short side, we were very active in technology throughout the period especially in the Internet area and its infrastructure; also software, IT consulting and selected semiconductors. In June and thereafter, we started to scale out of many technology shorts, as most of the low-hanging fruit had been harvested. We initiated significant shorts in consumer sensitive and other overpriced sectors. These include gaming and lodging, restaurants, soft and hard goods retailing, advertising, recruiting and consulting, housing, mortgage lending and insurance, and subprime lending.

The top ten holdings list (see page 4) is entirely different from December 2000. This is the result of a 265% increase in assets under management (see page 3) diluting the percentage ownership in these stocks. The only stock from the December 2000 holdings list that we actually sold was American Eagle Outfitters. We have also taken profits in McKesson HBOC, Inc. after June 30th. The underlying theme in our current top-10 list is reorganizations, restructurings, asset dispositions and sum of the parts valuations. We own AT&T for the spinout of AT&T Broadband; Coherent for the sum of the parts


                         NEEDHAM GROWTH FUND NET ASSETS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                ($ IN THOUSANDS)

                              6/30/96     $  9,625
                             12/31/96     $ 14,379
                              6/30/97     $ 25,396
                             12/31/97     $ 21,769
                              6/30/98     $ 18,579
                             12/31/98     $ 17,946
                              6/30/99     $ 27,656
                             12/31/99     $ 42,144
                              6/30/00     $ 67,923
                             12/31/00     $ 76,070
                              6/30/01     $277,695


                              SHAREHOLDER ACCOUNTS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              6/30/96          298
                             12/31/96          495
                              6/30/97          770
                             12/31/97          751
                              6/30/98          612
                             12/31/98          546
                              6/30/99          516
                             12/31/99          535
                              6/30/00          683
                             12/31/00          985
                              6/30/01        2,587

NEEDHAM GROWTH FUND
================================================================================

of the optical business and their share of Lambda Physik, a German semiconductor capital equipment manufacturer, and ESC Medical, a medical laser manufacturer for aesthetic procedures; Computer Associates for the possible break up into four software businesses after a very public and messy proxy fight; Corning for the eventual pick up in the fiber optic activity; Motorola for the spin-off of the semiconductor operation and the pick up in the wireless infrastructure and cellular phone sales; Compaq is the value proposition in the computer hardware area; AT&T Liberty Media for the spin-off from AT&T and the re-evaluation of the entertainment and cable assets; Agere Systems for the spin-off from Lucent; Phoenix after the demutualization of the insurance company and the value of the underlying assets; and finally, Altera for the eventual pick up in communications IC sales and the legal settlement with Xilinx. Apart from Coherent, Liberty Media (a four-year holding) and Altera, I regard this list as quite defensive; besides, Coherent, Computer Associates and Altera are partially hedged (see page 11).

Our primary focus remains in the technology and telecommunication sectors (see page 5) with an approximately 57.0% portfolio weighting of long positions at June 30, 2001, virtually unchanged from December 31, 2000. The media/leisure/cable weighting is also unchanged at 4.0%. The declines have been in healthcare/medical devices/ pharmaceuticals/biotechnology (16.8% down to 11.9%) where we have taken long-term profits; similarly the oil service and industrial exposure was pared back (5.4% down to 3.7%) both from profit taking and the decline in value in the oil service stocks. We have since recommitted funds to this area based on valuations. We have increased our activity in options mostly for hedging purposes (2.6% up to 4.8%). The specialty retailing/business services exposure rose (5.9% up to 6.4%) with our commitment to the deathcare business and from the dramatic increase in value of our retailing stocks. We have since significantly decreased our exposure in the retailing area. Last, but by no means least, we have increased by 40% our commitment to cash and fixed income investments (8.7% up to 12.2%). This is a direct reflection of our caution and concern for the equity markets. We bought U.S. Treasury 2-year Notes and continued to maintain significant commercial paper holdings (see page 12). The short positions, 16.8% of the long portfolio at June 30, 2001, have since been increased to close to our maximum allowable of 25%.

On October 18, 2001, we will host our first annual shareholder conference at the University Club, One West 54th Street, New York, NY from 8:00 am to

================================================================================
                               TOP TEN HOLDINGS*+
                                (AS OF 06/30/01)

   1) AT&T Corporation                           T                       2.22%
   2) Coherent, Inc.                             COHR                    2.19%
   3) Computer Associates International          CA                      2.18%
   4) Corning Inc.                               GLW                     2.02%
   5) Motorola Inc.                              MOT                     2.00%
   6) Compaq Computer Corp.                      CPQ                     1.88%
   7) AT&T Corp-Liberty Media Group              LMG.A                   1.76%
   8) Agere Systems Inc.                         AGR.A                   1.51%
   9) Phoenix Companies Inc.                     PNX                     1.50%
  10) Altera Corporation                         ALTR                    1.46%

                     TOP TEN HOLDINGS = 18.72% OF PORTFOLIO

  * CURRENT PORTFOLIO HOLDINGS MAY NOT BE INDICATIVE OF FUTURE PORTFOLIO
    HOLDINGS.
  + CALCULATION OF PERCENTAGES ARE BASED ON THE TOTAL VALUE OF COMMON STOCKS AND
    INVESTMENT COMPANIES.
================================================================================

                                                          SEMIANNUAL REPORT 2001
================================================================================

1:30 pm. Breakfast and lunch will be served and you will hear presentations by Chief Executives of five of our portfolio companies. Visit our website for further information and call, with acceptances only, 212/705-0305 or 800/903-3268 (Ext. 305) to register. I hope many of you will try to attend to meet the management and learn more about the workings of the Fund.

For those of you who have invested with us, whether recently or over the life of the Fund, we thank you for your confidence and support. Remember, we as managers are also your partners having invested a significant portion of our liquid assets in the Fund. If you have any questions, thoughts or concerns, or would like to obtain a prospectus (which should be read carefully prior to investing in the Needham Growth Fund), please contact us at 800/625-7071, visit our website at www.needhamco.com or visit the Morningstar(TM) website at www.morningstar.com (enter NEEGX in the ticker field).


Yours sincerely,

/s/  PETER J. R. TRAPP
Peter J. R. Trapp
Portfolio Manager

--------------------------------------------------
  GOOD IDEAS THAT WORKED(1)
--------------------------------------------------
  1. Packateer Inc.
--------------------------------------------------
  2. Gymboree Corp.
--------------------------------------------------
  3. Viropharma Inc.
--------------------------------------------------
  4. Brocade Communications Systems (short)
--------------------------------------------------
  5. Visual Networks, Inc.
--------------------------------------------------


--------------------------------------------------
  GOOD IDEAS AT THE TIME(2)
--------------------------------------------------
  1. Corning Inc.
--------------------------------------------------
  2. Dendrite International Inc.
--------------------------------------------------
  3. Nortel Networks Corp.
--------------------------------------------------
  4. 3Com Corp.
--------------------------------------------------
  5. UnitedGlobalcom Inc.
--------------------------------------------------

(1) REALIZED AND UNREALIZED GAINS FROM 12/31/00 TO
    6/30/01
(2) REALIZED AND UNREALIZED LOSSES FROM 12/31/00 TO
    6/30/01

FOR THE SIX MONTHS ENDED JUNE 30, 2001, THESE ARE THE HOLDINGS THAT MADE THE LARGEST DOLLAR DIFFERENCE IN THE PORTFOLIO. WHILE SOME MINOR HOLDINGS EXPERIENCED GREATER PERCENTAGE CHANGES IN PRICE, THE CHANGE IN THEIR DOLLAR VALUE, DID NOT, ON AN INDIVIDUAL BASIS, HAVE A MEANINGFUL EFFECT ON THE FUND'S NET ASSETS. PAST PERFORMANCE OF THESE HOLDINGS IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.

                               SECTOR WEIGHTINGS*+
                                (AS OF 06/30/01)

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           OIL SERVICES &
                              INDUSTRIAL                     3.70%

                            CASH & FIXED
                         INCOME INVESTMENTS                 12.22%

                           MISCELLANEOUS &
                               OPTIONS                       4.81%

                     HEALTHCARE/MEDICAL DEVICES/
                    PHARMACEUTICALS/BIOTECHNOLOGY           11.88%

                          MEDIA/LEISURE/CABLE                3.98%

                           RETAIL/BUSINESS
                               SERVICES                      6.42%

                            TECHNOLOGY &
                         TELECOMMUNICATIONS                 56.99%

*  EXCLUDES SHORT POSITIONS OF 16.81% OF PORTFOLIO.
+ CALCULATION OF PERCENTAGES ARE BASED ON THE TOTAL VALUE OF COMMON STOCKS, INVESTMENT COMPANIES, OPTIONS, FIXED INCOME INVESTMENTS AND CASH.

------------------------------------------------------------
                  PORTFOLIO SECTOR BREAKDOWN
                         WITH EXAMPLES
------------------------------------------------------------
 TECHNOLOGY AND TELECOMMUNICATIONS:
 Computer Software, Hardware & Peripherals;
 Contract Manufacturing & Materials; Electronics
 & Distribution, Instrumentation & Storage;
 Networking and Communications Equipment;
 Semiconductor Devices & Capital Equipment
 and Wireless Communications.
------------------------------------------------------------
 HEALTHCARE/MEDICAL DEVICES/
 PHARMACEUTICALS/BIOTECHNOLOGY:
 Health Care Services; Hospital & Physician Management; Medical Devices & Supplies; Biotechnology & Life Sciences.
------------------------------------------------------------
 MEDIA/LEISURE/CABLE: Cable TV;
 Broadcasting & Media and Content.
------------------------------------------------------------
 RETAIL/BUSINESS SERVICES:
 Business Services & e-Commerce and Retailing.
------------------------------------------------------------
 OIL SERVICES & INDUSTRIAL: Oil Exploration &
 Production; Oil Field Services, Machinery and Production;
 Oil & Gas Drilling.
------------------------------------------------------------
 CASH & FIXED INCOME INVESTMENTS
------------------------------------------------------------
 MISCELLANEOUS & OPTIONS
------------------------------------------------------------

NEEDHAM GROWTH FUND
==============================================================================================================================

Statement of Net Assets (UNAUDITED)
JUNE 30, 2001
                                                                                       SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (89.2%)
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - (5.2%)
Alkermes, Inc.*                                                                        60,000               $  2,106,000
Cell Genesys, Inc.*                                                                   150,000                  3,075,000
Dendreon Corp.*                                                                        80,000                  1,338,400
Genta, Inc.*                                                                          195,000                  2,611,050
Scios, Inc.*                                                                          140,000                  3,501,400
Viropharma, Inc.*                                                                      55,000                  1,870,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,501,850
------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & MEDIA - (1.6%)
AT&T Corp. - Liberty Media Group, Series A+*                                          250,000                  4,372,500
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - (2.0%)
Collectors Universe*                                                                  170,500                    323,950
Costar Group*                                                                          50,000                  1,315,000
Service Corporation International*                                                    475,000                  3,021,000
Terra Networks, S.A.*                                                                 100,000                    761,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,420,950
------------------------------------------------------------------------------------------------------------------------------
CABLE TV - (1.7%)
Adelphia Communications Corp.+*                                                        30,000                  1,230,000
Comcast Corp., Class A+*                                                               50,000                  2,170,000
Shaw Communications, Inc.+                                                             20,000                    474,800
United GlobalCom, Inc., Class A+*                                                     100,000                    865,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,739,800
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - (2.7%)
Compaq Computer Corp.                                                                 300,000                  4,647,000
Hewlett-Packard Co.+                                                                  100,000                  2,860,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,507,000
------------------------------------------------------------------------------------------------------------------------------
CONTRACT MANUFACTURING & MATERIALS - (2.0%)
ACT Manufacturing, Inc.*                                                               10,000                    109,400
Benchmark Electronics, Inc.*                                                           30,000                    730,800
Coorstek, Inc.*                                                                        65,000                  2,437,500
Merix Corp.+*                                                                          61,200                  1,070,388
Parlex Corp.*                                                                          58,200                    574,434
Pemstar, Inc.*                                                                         50,000                    734,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,656,522
------------------------------------------------------------------------------------------------------------------------------
DEFENSE & ELECTRONICS - (0.8%)
Diagnostic Retrieval Systems, Inc.*                                                    20,000                    459,600
Raytheon Co.+                                                                          20,000                    531,000
Teledyne Technologies, Inc.*                                                           85,000                  1,292,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,282,600
------------------------------------------------------------------------------------------------------------------------------
EDA & CAD/CAM - (1.5%)
Innoveda, Inc.*                                                                       130,000                    332,800
MSC Software Corp.*                                                                    75,000                  1,406,250
Parametric Technology Corp.*                                                          100,000                  1,399,000
Verisity, Inc.+*                                                                       62,100                    993,600
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,131,650
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                                  SEMIANNUAL REPORT 2001
==============================================================================================================================

                                                                                       SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & DISTRIBUTION - (1.2%)
Avnet, Inc.+                                                                           50,000               $  1,121,000
Kemet Corp.+*                                                                          90,000                  1,782,900
Methode Electronics, Inc., Class A                                                     50,000                    430,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,333,900
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS, ELECTRICAL EQUIPMENT & INSTRUMENTATION - (1.7%)
Eastman Kodak Co.+                                                                     20,000                    933,600
Electronics for Imaging, Inc.+*                                                        50,000                  1,475,000
InFocus Corp.*                                                                         40,000                    815,600
LeCroy Corp.*                                                                          36,000                    916,920
Sony Corp., ADR                                                                        10,000                    658,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,799,120
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS & STORAGE - (2.9%)
Adaptec, Inc.*                                                                         75,000                    745,500
Advanced Digital Information Corp.+*                                                  100,000                  1,730,000
Bell Microproducts, Inc.+*                                                             80,000                    956,800
Crossroads Systems, Inc.+*                                                            102,000                    661,980
Maxtor Corp.*                                                                          76,000                    399,000
MTI Technology Corp.*                                                                 200,000                    408,000
Overland Data, Inc.*                                                                   57,800                    413,270
Quantum Corporation - DLT & Storage Systems*                                           40,000                    403,600
Read-Rite Corp.*                                                                      100,000                    533,000
Storage Technology Corp.*                                                             100,000                  1,376,000
Western Digital Corp.*                                                                100,000                    400,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,027,150
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - (1.8%)
A.G. Edwards, Inc.+                                                                    30,000                  1,350,000
The Phoenix Companies, Inc.*                                                          200,000                  3,720,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,070,000
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - (2.7%)
Caremark Rx, Inc.*                                                                     50,000                    822,500
DaVita, Inc.+*                                                                         65,000                  1,321,450
Dendrite International, Inc.+*                                                        150,000                  1,125,000
IDX Systems Corp.*                                                                     25,000                    375,000
IMS Health, Inc.+                                                                      20,000                    570,000
McKesson HBOC, Inc.+                                                                   40,000                  1,484,800
Pediatric Services of America*                                                         72,800                    371,229
Quintiles Transnational Corp.+*                                                        60,000                  1,515,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,584,979
------------------------------------------------------------------------------------------------------------------------------
HOSPITAL & PHYSICIAN MANAGEMENT - (1.0%)
UroCor, Inc.*                                                                         109,500                  1,713,675
US Oncology, Inc.+*                                                                   100,000                    889,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,602,675
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CHEMICALS, RESINS, & LAMINATES - (2.1%)
Applied Films Corp.+*                                                                  90,000                  1,890,000
MacDermid, Inc.+                                                                       41,300                    743,400
Park Electrochemical Corp.+                                                           100,000                  2,640,000
Southwall Technologies, Inc.*                                                         189,800                    616,850
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,890,250
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
==============================================================================================================================

Statement of Net Assets (UNAUDITED) (Continued)
JUNE 30, 2001
                                                                                       SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL EQUIPMENT - (0.0%)
Actuant Corp., Class A+*                                                                4,000               $     65,800
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TRUSTS - (2.0%)
B2B Internet Holdrs Dept. Receipts                                                     30,000                    187,500
H & Q Healthcare Investors Fund                                                        27,062                    723,638
H & Q Life Sciences Investors Fund                                                     26,559                    603,686
Internet Holdrs Trust*                                                                 20,000                    908,000
Pharmaceutical Holdrs Trust                                                            10,000                    956,000
Software Holdrs Trust                                                                  40,000                  2,272,400
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,651,224
------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - (0.5%)
Hasbro, Inc.+                                                                         100,000                  1,445,000
------------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES & SUPPLIES - (2.9%)
Boston Scientific Corp.*                                                              100,000                  1,700,000
CONMED Corp.+*                                                                         67,000                  1,745,350
D & K Healthcare Resources, Inc.                                                       20,000                    737,000
ESC Medical Systems Ltd.+*                                                             60,000                  1,731,000
Thermo Electron Corp.*                                                                100,000                  2,202,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,115,350
------------------------------------------------------------------------------------------------------------------------------
NETWORKING & COMMUNICATIONS EQUIPMENT - (6.0%)
3Com Corp.*                                                                           300,000                  1,425,000
Cabletron Systems, Inc.+*                                                             100,000                  2,285,000
Foundry Networks, Inc.*                                                               100,000                  1,998,000
Lantronix, Inc.*                                                                      272,500                  2,806,750
Lucent Technologies, Inc.                                                             370,000                  2,294,000
Packeteer, Inc.*                                                                      250,000                  3,132,500
Riverstone Networks, Inc.*                                                             50,000                    994,500
Visual Networks, Inc.*                                                                200,000                  1,750,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,685,750
------------------------------------------------------------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES - (1.7%)
Grant Prideco, Inc.*                                                                  150,000                  2,623,500
Varco International, Inc.+*                                                           110,200                  2,050,822
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,674,322
------------------------------------------------------------------------------------------------------------------------------
OPTICAL COMPONENTS - (5.6%)
Agere Systems, Inc.+*                                                                 500,000                  3,750,000
Coherent, Inc.*                                                                       150,000                  5,425,500
Corning, Inc.+                                                                        300,000                  5,013,000
StockerYale, Inc.*                                                                      5,000                     53,750
Stratos Lightwave, Inc.*                                                              100,000                  1,300,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,542,250
------------------------------------------------------------------------------------------------------------------------------
POWER SEMICONDUCTORS - (1.4%)
Power Integrations, Inc.*                                                             100,000                  1,560,000
Semtech Corp.*                                                                         75,000                  2,250,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,810,000
------------------------------------------------------------------------------------------------------------------------------
POWER SUPPLY & MANAGEMENT - (2.0%)
American Power Conversion Corp.*                                                      100,000                  1,575,000
APW, Ltd.+*                                                                           150,000                  1,522,500
Artesyn Technologies, Inc.+*                                                          110,000                  1,419,000
Quanta Services, Inc.+*                                                                50,000                  1,102,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,618,500
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                                  SEMIANNUAL REPORT 2001
==============================================================================================================================

                                                                                       SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
RESTAURANT & ENTERTAINMENT - (0.3%)
Tricon Global Restaurants, Inc.+*                                                      20,000               $    878,000
------------------------------------------------------------------------------------------------------------------------------
SATELLITE EQUIPMENT & SERVICES - (1.0%)
GM Hughes Electronic*                                                                  45,000                    911,250
KVH Industries, Inc.*                                                                  75,000                    517,500
Pegasus Communications Corp.*                                                          65,000                  1,462,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,891,250
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR MANUFACTURERS & COMMUNICATIONS DEVICES - (8.4%)
Actel Corp.*                                                                           90,000                  2,209,500
Advanced Micro Devices, Inc.*                                                          30,000                    866,400
Alpha Industries, Inc.*                                                                32,500                    960,375
Altera Corp.*                                                                         125,000                  3,625,000
Anadigics, Inc.*                                                                       75,000                  1,725,000
Atmel Corp.*                                                                          100,000                  1,349,000
Celeritek, Inc.*                                                                      100,000                  1,495,000
Conexant Systems, Inc.*                                                               100,000                    895,000
Integrated Device Technology, Inc.*                                                    50,000                  1,584,500
LSI Logic Corp.*                                                                      150,000                  2,820,000
SanDisk Corp.*                                                                         50,000                  1,394,500
Sawtek, Inc.*                                                                          50,000                  1,176,500
Standard Microsystem+*                                                                 85,000                  1,521,500
Tvia, Inc.*                                                                           100,000                    225,000
Zoran Corp.*                                                                           50,000                  1,486,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,333,275
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS CAPITAL EQUIPMENT - (5.8%)
ADE Corp.*                                                                             50,000                    950,000
FEI Co.+*                                                                              40,000                  1,640,000
FSI International, Inc.+*                                                              50,000                    700,000
GSI Lumonics, Inc.*                                                                    70,000                    647,500
LAM Research Corp.*                                                                    40,000                  1,186,000
LTX Corp.*                                                                             20,000                    511,200
Micro Component Technology, Inc.*                                                      93,600                    243,360
MKS Instruments, Inc.+*                                                                40,000                  1,152,000
Nova Measuring Instruments, Ltd.*                                                      82,500                    483,450
Photon Dynamics, Inc.*                                                                 75,000                  2,025,000
Photronics Labs, Inc.*                                                                100,000                  2,566,000
PRI Automation, Inc.*                                                                  75,000                  1,389,375
Three-Five Systems, Inc.*                                                              50,000                    899,000
Trikon Technologies, Inc.*                                                            110,000                  1,540,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,932,885
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
==============================================================================================================================

Statement of Net Assets (UNAUDITED) (Continued)
JUNE 30, 2001
                                                                                       SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - (7.7%)
Agile Software Corp.*                                                                  50,000               $    850,000
BMC Software, Inc.*                                                                    50,000                  1,127,000
Centra Software, Inc.*                                                                 75,000                  1,274,250
Computer Associates International, Inc.+                                              150,000                  5,400,000
Compuware Corp.*                                                                      150,000                  2,098,500
Kronos, Inc.+*                                                                         60,000                  2,457,000
Legato Systems, Inc.*                                                                 125,000                  1,993,750
Rainbow Technologies, Inc.*                                                           100,000                    559,000
Remedy Corp.*                                                                          50,000                  1,740,000
Roxio, Inc.*                                                                           50,000                    650,000
SmartForce Plc*                                                                        27,500                    968,825
SPSS, Inc.*                                                                            78,224                  1,236,721
Wind River Systems, Inc.*                                                              62,500                  1,091,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,446,296
------------------------------------------------------------------------------------------------------------------------------
SPECIALITY RETAILING & MANUFACTURING - (4.7%)
American Eagle Outfitters*                                                             30,000                  1,057,200
Brookstone, Inc.*                                                                      40,000                    708,000
Circuit City Stores, Inc.                                                             100,000                  1,800,000
G-III Apparel Group, Inc.*                                                             49,450                    511,313
Gadzooks, Inc.*                                                                        67,000                    877,030
Gap, Inc.+                                                                             50,000                  1,450,000
Gymboree Corp.*                                                                       250,000                  2,125,000
Jones Apparel Group, Inc.+*                                                             1,974                     85,286
Pacific Sunwear of California*                                                         90,000                  2,018,700
West Marine, Inc.*                                                                     90,000                    675,000
Wet Seal, Inc., Class A*                                                               50,000                  1,730,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,038,029
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS AND EQUIPMENT - (3.3%)
ADC Telecommunications, Inc.+*                                                        300,000                  1,980,000
Alltel Corp.                                                                           25,000                  1,531,500
AT&T Corp.+                                                                           250,000                  5,500,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,011,500
------------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS & EQUIPMENT - (5.0%)
Anaren Microwave, Inc.*                                                               100,000                  2,000,000
DMC Stratex Networks, Inc.*                                                           137,000                  1,370,000
EMS Technologies, Inc.*                                                                71,900                  1,096,475
Ericsson Co.+                                                                         100,000                    542,000
Motorola, Inc.+                                                                       300,000                  4,968,000
Nextel Communications, Inc.*                                                          100,000                  1,750,000
REMEC, Inc.*                                                                           60,000                    744,000
Viasat, Inc.*                                                                          52,500                  1,253,700
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,724,175
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $227,352,930)                                                                      247,784,552
------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                                  SEMIANNUAL REPORT 2001
==============================================================================================================================

                                                                                    NUMBER OF
                                                                                    CONTRACTS                      VALUE
------------------------------------------------------------------------------------------------------------------------------
NAME/EXPIRATION DATE/STRIKE PRICE
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN OPTIONS - (1.6%)
------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - (1.1%)
Advanced Micro Devices Inc., Jan. 02, $27.50                                              200               $    138,000
Apple Computer Inc., Jan. 03, $25.00                                                      300                    246,000
Boston Scientific Corp., Aug. 01, $20.00                                                  150                      3,750
Boston Scientific Corp., Aug. 01, $22.50                                                  200                      2,500
Boston Scientific Corp., Nov. 01, $22.50                                                  200                     10,000
Cisco Systems Inc., Jan. 03, $12.50                                                       100                     89,000
Cisco Systems Inc., Jan. 03, $15.00                                                       100                     83,000
Cisco Systems Inc., Jan. 03, $17.50                                                       100                     68,000
Cisco Systems Inc., Jan. 03, $20.00                                                       100                     56,000
Dell Computer, Jan. 02, $25.00                                                            400                    204,000
Ericsson Telephone, Jan. 03, $7.50                                                      1,000                    110,000
Gateway Inc., Jan. 03, $17.50                                                             200                     96,000
Gateway Inc., Jan. 03, $20.00                                                             300                    120,000
Lucent Technologies, Jan. 03, $10.00                                                      800                    120,000
Lucent Technologies, Jan. 03, $7.50                                                       500                    100,000
National Semiconductor Corp., Jan. 02, $30.00                                             800                    400,000
National Semiconductor Corp., Jan. 03, $20.00                                             300                    381,000
Nokia Corp., Jan. 03, $30.00                                                              400                    140,000
Nortel Networks Corp., Jan. 03, $17.50                                                    200                     24,000
Nortel Networks Corp., Jan. 03, $20.00                                                    300                     31,500
SAP AG, Jan. 02, $35.00                                                                   300                    186,000
SCI Systems Inc., Jan. 02, $25.00                                                         200                    114,000
SCI Systems Inc., Jan. 02, $30.00                                                         500                    195,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CALL OPTIONS PURCHASED (Cost $3,556,819)                                                                 2,917,750
------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - (0.5%)
Advanced Micro Devices Inc., Oct. 01, $22.50                                              500                     80,000
Agile Software Corp., July 01, $15.00                                                     100                      8,250
Alkermes Inc., Aug. 01, $30.00                                                            300                     54,750
Alpha Industries Inc., July 01, $25.00                                                    300                     26,250
Altera Corp., Sept. 01, $22.50                                                          1,000                    110,000
American Eagle Outfitters, Aug. 01, $33.375                                               100                     23,625
American Eagle Outfitters, Aug. 01, $36.625                                               100                     43,500
Anadigics Inc., July 01, $20.00                                                           500                     58,750
Benchmark Electronics Inc., July 01, $20.00                                               300                      6,750
Foundry Networks, July 01, $17.50                                                       1,000                     72,500
IMS Health Inc., Aug. 01, $22.50                                                          100                        900
In Focus, Oct. 01, $15.00                                                                 400                     63,000
LAM Research Corp., July 01, $25.00                                                       400                     17,000
LTX Corp., July 01, $22.50                                                                200                     12,000
Merix Corp., July 01, $20.00                                                              300                     96,000
Merix Corp., Sept. 01, $15.00                                                             200                     28,500
MKS Instruments Inc., July 01, $25.00                                                     200                     13,500
Pacific Sunwear of California, Sept. 01, $22.50                                           300                     81,000
Remedy Corp., Sept. 01, $25.00                                                            500                     40,000
Sawtek Inc., Sept. 01, $15.00                                                             150                     10,875
Scios Inc., July 01, $20.00                                                             1,300                    198,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
==============================================================================================================================

Statement of Net Assets (UNAUDITED) (Continued)
JUNE 30, 2001                                                                       NUMBER OF
                                                                                    CONTRACTS                    VALUE
------------------------------------------------------------------------------------------------------------------------------
NAME/EXPIRATION DATE/STRIKE PRICE
------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED (CONTINUED)
Scios Inc., July 01, $25.00                                                               250               $    102,500
Solectron Corp., Oct. 01, $20.00                                                          500                    165,000
Thermo Electron Corp., Sept. 01, $22.50                                                   500                     98,750
Viropharma Inc., July 01, $30.00                                                          400                     75,000
Viropharma Inc., Aug. 01, $25.00                                                          200                     22,500
------------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS PURCHASED (Cost $2,117,449)                                                                  1,509,150
------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN - (0.0%)
Avant Corp., Jan. 02, $20.00                                                             (100)                   (12,250)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CALL OPTIONS WRITTEN (Premium Received $25,699)                                                            (12,250)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN OPTIONS (Cost $5,648,569)                                                                 4,414,650
------------------------------------------------------------------------------------------------------------------------------

                                                                                  FACE AMOUNT
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - (3.6%)
Apache Corp., 4.25%, 07/02/01                                                     $10,000,000                  9,996,458
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $9,996,458)                                                                       9,996,458
------------------------------------------------------------------------------------------------------------------------------

                                                                                       SHARES
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - (0.1%)
The RBB Sansom Street Money Market Portfolio                                          197,755                    197,755
------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $197,755)                                                                     197,755
------------------------------------------------------------------------------------------------------------------------------

                                                                                  FACE AMOUNT
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES &AGENCY OBLIGATIONS - (9.0%)
U.S. Treasury Bond, 4.375%, 05/31/03                                              $25,000,000                 24,994,150
------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES & AGENCY OBLIGATIONS (Cost $24,977,222)                                             24,994,150
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - (103.5%) (Cost $268,172,934)                                                             287,387,565
------------------------------------------------------------------------------------------------------------------------------

OTHER LIABILITIES IN EXCESS OF ASSETS - (-3.5%)
------------------------------------------------------------------------------------------------------------------------------
Receivable for Investment Securities Sold                                                                     64,087,241
Receivable for Fund Shares Sold                                                                                2,566,099
Securities Sold Short, at Value (proceeds $40,417,606)                                                       (41,356,400)
Payable for Investment Securities Purchased                                                                  (33,958,408)
Net Amounts Due to Affiliates                                                                                 (1,098,165)
Other Assets                                                                                                      67,562
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (9,692,071)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - (100.0%) (Applicable to 9,490,772 shares
outstanding, $.001 par value, 1,000,000,000 shares authorized)                                              $277,695,494
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                    $      29.26
------------------------------------------------------------------------------------------------------------------------------

*  NON-INCOME PRODUCING SECURITY.
+  SECURITY POSITION IS EITHER ENTIRELY OR PARTIALLY HELD IN A SEGREGATED ACCOUNT AS COLLATERAL FOR SECURITIES SOLD SHORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          SEMIANNUAL REPORT 2001
================================================================================

Schedule of Securities Sold Short (UNAUDITED)
JUNE 30, 2001
NAME OF ISSUER                                         SHARES           VALUE
--------------------------------------------------------------------------------
Abercrombie & Fitch Co.                                10,000     $   445,000
AdvancePCS                                              5,000         320,250
Amdocs, Ltd.                                           20,000       1,077,000
Anchor Gaming                                          20,000       1,292,400
AOL Time Warner, Inc.                                  10,000         530,000
Applebee's International, Inc.                         15,000         480,000
AremisSoft Corp.                                       20,000         324,000
AstroPower, Inc.                                       25,000       1,303,500
Avant! Corp.                                           45,000         598,500
Bebe Stores, Inc.                                      20,000         583,200
Biogen, Inc.                                           10,000         543,600
Biotech Holders Trust                                  10,000       1,325,000
Brinker International, Inc.                            10,000         258,500
Capital One Financial Corp.                            20,000       1,200,000
Christopher & Banks Corp.                              10,000         326,000
Darden Restaurants, Inc.                               20,000         558,000
Eclipsys Corp.                                         20,000         562,000
Elantec Semiconductor, Inc.                            20,000         675,800
Eli Lilly & Co.                                        10,000         740,000
Express Scripts, Inc.                                  20,000       1,100,600
Four Seasons Hotels, Inc.                              20,000       1,107,000
Gillette Co.                                           10,000         289,900
Goldman Sachs Group, Inc.                              10,000         858,000
Gucci Group, Inc.                                      10,000         837,500
Hot Topic, Inc.                                        10,000         311,000
Infosys Technologies, Ltd.                             10,000         650,000
International Business Machines Corp.                  10,000       1,130,000
International Game Technology, Inc.                    10,000         627,500
Interpublic Group of Companies, Inc.                   10,000         293,500
LaBranche & Co., Inc.                                  20,000         580,000
Lehman Brothers Holdings, Inc.                         20,000       1,555,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
================================================================================

Schedule of Securities Sold Short (UNAUDITED)(CONTINUED)
JUNE 30, 2001
NAME OF ISSUER                                         SHARES           VALUE
--------------------------------------------------------------------------------
Morgan Stanley & Co.                                   20,000     $ 1,284,600
Neuberger Berman, Inc.                                 10,000         680,000
NVIDIA Corp.                                           30,000       2,782,500
Omnicom Group, Inc.                                    20,000       1,720,000
Pepsi Bottling Group, Inc.                             10,000         401,000
Pixelworks, Inc.                                        7,500         268,050
Protein Design Labs, Inc.                              15,000       1,301,400
Providian Financial Corp.                              20,000       1,184,000
RARE Hospitality International, Inc.                   10,000         226,000
Reebok International, Ltd.                             10,000         319,500
Ruby Tuesday, Inc.                                     20,000         342,000
Skechers USA, Inc.                                     10,000         292,300
Skillsoft Corp.                                        10,000         342,500
SunGuard Data Systems, Inc.                            20,000         600,200
Synopsys, Inc.                                         10,000         483,900
Tiffany & Company                                      10,000         362,200
Timberland Co.                                         10,000         395,100
TMP Worldwide, Inc.                                    20,000       1,200,000
United Parcel Service                                  10,000         578,000
UnitedHealth Group, Inc.                               10,000         617,500
Universal Electronics, Inc.                            20,000         360,000
Varian Medical Systems, Inc.                            5,000         357,500
Wendy's International, Inc.                            10,000         255,400
Whole Foods Market, Inc.                               30,000         813,000
Williams Sonoma, Inc.                                  20,000         776,400
Wilsons, The Leather Experts, Inc.                     20,000         371,000
Wipro Limited                                          20,000         559,600

--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT (Proceeds $40,417,606)                $41,356,400
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                 SEMIANNUAL REPORT 2001
=======================================================================================

Statement of Operations (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2001

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Interest                                                                  $   183,314
Dividends                                                                     587,092
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       770,406

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Investment Advisory Fees                                                      955,850
Distribution Fees                                                             193,929
Administration and Accounting Fees                                             75,447
Custodian Fees                                                                 54,581
Legal Fees                                                                     30,776
Shareholders' Reports                                                          18,770
Directors' Fees                                                                15,869
Transfer Agent Fees                                                            15,000
Audit Fees                                                                     13,388
Filing Fees                                                                    15,756
Insurance Expense                                                               1,000
Other Expenses                                                                 16,489
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              1,406,855
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                          (636,449)
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
Net Realized Gain on Investment Securities                                  5,950,398
Net Realized Loss on Option Contracts                                        (719,865)
Change in Unrealized Appreciation of Investment Securities                 14,248,705
---------------------------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES                                          19,479,238

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $18,842,789
---------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NEEDHAM GROWTH FUND
============================================================================================================================

Statements of Changes in Net Assets
                                                                             SIX MONTHS ENDED
                                                                                JUNE 30, 2001                 YEAR ENDED
                                                                                  (UNAUDITED)          DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net Investment Loss                                                              $   (636,449)              $   (766,021)
Net Realized Gain on Investment Securities                                          5,950,398                 11,404,010
Net Realized Loss on Option Contracts                                                (719,865)                (1,099,974)
Change in Unrealized Appreciation (Depreciation)
   of Investment Securities                                                        14,248,705                (13,913,636)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    18,842,789                 (4,375,621)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                      --                         --
Net Realized Gains                                                                         --                (11,702,035)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                        --                (11,702,035)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
----------------------------------------------------------------------------------------------------------------------------
Shares Issued                                                                     264,796,618                 88,165,367
Shares Issued in Reinvestment of Distributions                                             --                 11,247,883
Shares Redeemed                                                                   (82,013,424)               (49,409,870)
----------------------------------------------------------------------------------------------------------------------------
Net Increase from Capital Share Transactions                                      182,783,194                 50,003,380
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                      201,625,983                 33,925,724
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Beginning of Period                                                                76,069,511                 42,143,787
End of Period                                                                    $277,695,494               $ 76,069,511

----------------------------------------------------------------------------------------------------------------------------
(1) SHARES ISSUED AND REDEEMED:
----------------------------------------------------------------------------------------------------------------------------
Shares Issued                                                                       9,438,581                  2,708,347
Shares Reinvested                                                                          --                    399,942
Shares Redeemed                                                                    (3,019,463)                (1,628,486)
----------------------------------------------------------------------------------------------------------------------------
                                                                                    6,419,118                  1,479,803
----------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                                           SEMIANNUAL REPORT 2001
=================================================================================================================================

Financial Highlights
                                       SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
FOR A SHARE OUTSTANDING                   JUNE 30, 2001  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
THROUGHOUT EACH PERIOD                      (UNAUDITED)          2000          1999           1998          1997      1996(**)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
   Beginning of Period                          $ 24.77       $ 26.47       $ 17.27        $ 14.42       $ 14.49       $ 10.00
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                      (0.07)        (0.12)        (0.03)         (0.30)         0.06         (0.11)
Net Gain on Securities
   (Realized and Unrealized)                       4.56          2.57         12.55           3.16          2.26          5.27
---------------------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                   4.49          2.45         12.52           2.86          2.32          5.16
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                --            --            --          (0.01)        (0.05)           --
Net Realized Gains                                   --         (4.15)        (3.32)            --         (2.31)        (0.67)
In Excess of Net Realized Gains                      --            --            --             --         (0.03)           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --         (4.15)        (3.32)         (0.01)        (2.39)        (0.67)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  29.26       $ 24.77       $ 26.47        $ 17.27       $ 14.42       $ 14.49
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      18.13%#        7.40%        79.72%         19.85%        15.66%        51.56%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)          $277,695       $76,070       $42,144        $17,946       $21,769       $14,379
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to
   Average Net Assets                              1.84%*        2.19%         2.50%          2.50%         2.50%         2.50%
Ratio of Expenses to Average
   Net Assets (Excluding Waivers
   and Reimbursement of
   Expenses)                                       1.84%*        2.19%         2.84%          3.44%         3.29%         4.60%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                   (0.83)%*      (1.07)%       (1.63)%        (1.72)%        0.37%        (1.27)%
Ratio of Net Investment Income
   (Loss) to Average Net Assets
   (Excluding Waivers and
   Reimbursement of Expenses)                     (0.83)%*      (1.07)%       (1.97)%        (2.66)%       (0.42)%       (3.37)%
Portfolio Turnover Rate                             221%*         187%          145%           586%          724%          569%

 * ANNUALIZED.
 # NON-ANNUALIZED.
** FUND COMMENCED OPERATIONS ON JANUARY 1, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
================================================================================

Notes to Financial Statements (UNAUDITED)

1.  ORGANIZATION

Needham Growth Fund (the "Fund") is a portfolio of The Needham Funds, Inc., which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Needham Funds, Inc. was organized as a Maryland corporation on October 12, 1995. Prior to the Fund's commencement of operations on January 1, 1996, it had no operations other than the issuance of 54,000 shares for $540,000.

2.  SIGNIFICANT ACCOUNTING POLICIES

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Securities regularly traded in the over-the-counter market are valued at the last quoted sales price on the NASDAQ System. If no sales price is available for a listed or NASDAQ security, or if the security is not listed on NASDAQ, such security is valued at a price equal to the mean of the latest bid and ask prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. During the year ended December 31, 2000, the Fund reclassed $766,021 of accumulated net investment loss to paid-in-capital. Net investment loss and net assets were not affected by this reclassification.

Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund after October 31, 2000 incurred and will elect to defer net capital losses of $670,134 during the year ended December 31, 2001.

TEMPORARY BORROWINGS: The Fund has entered into an agreement with the Custodial Trust Company for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. The Fund may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and interest expense is recorded on an accrual basis.

USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States for investment companies requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The Fund has engaged Needham Investment Management L.L.C. ("the Advisor") to manage its investments. The Fund pays the Advisor a fee at the annual rate of 1.25% of the average daily net asset value of the Fund.

The Advisor has voluntarily agreed to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses for the six months ended June 30, 2001 to not more than 2.50% of average daily net assets. For the six months ended June 30, 2001, the Advisor waived none of its fee. Included in the Statement of Net Assets as of June 30, 2001 is net amounts due to affiliates of $1,098,165, which represents investment advisory and distribution fees payable.

PFPC, Inc. ("PFPC") acts as the Fund's Administrator. The Fund pays PFPC a fee at a variable rate based on the average daily net asset value of the Fund, subject to certain minimums. PFPC also acts as the Fund's shareholder servicing agent and transfer agent.

Certain officers and directors of the Fund are also officers and directors of the Advisor.

4.  DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund pays Needham & Company, Inc. and any other distributor or financial institution with which the Fund has an agreement, a fee at an annual rate of 0.25 of 1% of the Fund's daily average net assets. For the six months ended June 30, 2001, the Fund incurred $193,929 of distribution fees, which were primarily paid to Needham & Company, Inc.

                                                          SEMIANNUAL REPORT 2001
================================================================================

Notes to Financial Statements (UNAUDITED) (Continued)

5.  INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the six months ended June 30, 2001.

                                            Purchases           Sales
--------------------------------------------------------------------------------
Long transactions                         $376,612,523      $167,840,718
Short sale transactions                    192,773,427       212,968,789
--------------------------------------------------------------------------------
Total                                     $569,385,950      $380,809,507
--------------------------------------------------------------------------------

At June 30, 2001, net unrealized appreciation of $18,275,837 was comprised of gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of $34,349,148 and $16,073,311, respectively.

6.  OPTION TRANSACTIONS

The Fund may write call options on securities it owns or has the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Fund is subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only. Call and put options purchased at June 30, 2001 and their related market values are included in the accompanying Statement of Net Assets.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call option was written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.

A summary of options written by the Fund for the six months ended June 30, 2001 is as follows:

                                              Number of        Premium
Options Written                               Contracts       Received
--------------------------------------------------------------------------------
Options outstanding at
   beginning of period                              770    $   323,304
Options written                                   9,735      2,087,303
Options repurchased                             (10,210)    (2,313,621)
Options expired                                    (170)       (65,112)
Options exercised                                   (25)        (6,175)
--------------------------------------------------------------------------------
Options outstanding at
   June 30, 2001                                    100    $    25,699
--------------------------------------------------------------------------------

7.  SHORT SALE TRANSACTIONS

During the six months ended June 30, 2001, the Fund sold securities short. An equivalent amount of securities owned by the Fund are segregated as collateral while the short sale is outstanding. The Fund will limit short sales in any one issuer to 2% of net assets. At June 30, 2001, the market value of securities separately segregated to cover short positions was $57,996,857. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Net Assets as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Securities sold short at June 30, 2001 and their related market values and proceeds are set forth in the Schedule of Securities Sold Short. These transactions result in off-balance sheet risk since the Fund's ultimate obligation to purchase the securities sold short may exceed the amount recognized in the accompanying Schedule of Securities Sold Short.

8.  COMPONENTS OF NET ASSETS

At June 30, 2001 net assets consisted of:

Paid-in Capital                                              $256,160,816
Accumulated Net Investment Loss                                  (636,449)
Undistributed Net Realized Gains                                3,895,290
Net Unrealized Appreciation of
   Investment Securities                                       18,275,837
--------------------------------------------------------------------------------
Total Net Assets                                             $277,695,494
================================================================================

NEEDHAM GROWTH FUND
================================================================================

Notes to Financial Statements (UNAUDITED) (Continued)

9.  DERIVATIVE FINANCIAL INSTRUMENTS

In June 1998, The Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." This statement established accounting and reporting standards for derivative instruments, certain derivative instruments embedded in other contracts and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the Statement of Net Assets and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the resulting designation. This statement, as amended by SFAS No. 137, is effective for all fiscal years beginning after June 15, 2000. The Fund has always maintained a policy of valuing its securities positions and derivative instruments at market values or estimated fair values and of including any realized gains or losses in income. The adoption of SFAS No. 133 has not resulted in a valuation or an accounting change in the accompanying financial statements.

(LOGO)
NEEDHAM FUNDS
[GRAPHIC OMITTED]

NEEDHAM GROWTH FUND
445 PARK AVENUE
NEW YORK, NEW YORK 10022-2606
1-800-625-7071

INVESTMENT ADVISER:
NEEDHAM INVESTMENT MANAGEMENT L.L.C.
445 PARK AVENUE
NEW YORK, NY 10022-2606

   PRESIDENT
   ---------
   JOHN C. MICHAELSON

   EXECUTIVE VICE PRESIDENT
   AND PORTFOLIO MANAGER
   ---------------------
   PETER J. R. TRAPP

   DIRECTORS
   ---------
   GEORGE A. NEEDHAM
   JOHN C. MICHAELSON
   ROGER W. JOHNSON
   JAMES P. POITRAS
   F. RANDALL SMITH

DISTRIBUTOR:
NEEDHAM & COMPANY, INC.
445 PARK AVENUE
NEW YORK, NY 10022-2606
212-371-8300

ADMINISTRATOR, SHAREHOLDER SERVICING
AGENT AND TRANSFER AGENT:
PFPC INC.
400 BELLEVUE PARKWAY
WILMINGTON, DE 19809
1-800-625-7071

CUSTODIAN:
PFPC TRUST COMPANY
8800 TINICUM BOULEVARD
3RD FLOOR SUITE 200
PHILADELPHIA, PA 19153

COUNSEL:
FULBRIGHT & JAWORSKI L.L.P.
666 FIFTH AVENUE
NEW YORK, NY 10103

INDEPENDENT ACCOUNTANTS:
ARTHUR ANDERSEN LLP
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105